Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,404,390
Previously Paid Amount
Total Fee Amount	1,022.55
Total Offset Amount
Net Fee	$ 1,022.55